Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at December 31, 2018, are payable as follows (in thousands):

2019	$5,505
2020	4,493
2021	3,099
2022	2,334
2023	1,924
2024	1,925
Thereafter	2,425
Total	$21,705